FINANCIAL RESULTS, NET (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL RESULTS, NET
Schedule of financial results, net

	Years ended December 31,
	2025	2024	2023

	Profit (loss)
Interests on borrowings (*)	(386,126)	(173,837)	(167,520)
Remeasurement in borrowings (**)	4,477	(135,137)	142,649
Foreign currency exchange gains (losses) on borrowings (***)	(367,191)	2,220,302	(1,789,911)
Borrowings renegotiation results	—	2,853	(2,289)
Results from repurchase of Notes	—	605	—
Total financial results from borrowings	(748,840)	1,914,786	(1,817,071)
Fair value gains (losses) on financial assets at fair value through profit or los	88,469	(59,723)	184,263
Other foreign currency exchange gains (losses)	39,855	246,837	(171,265)
Other interests, net	(63,399)	31,964	44,202
Other taxes and bank expenses	(107,611)	(153,433)	(72,582)
Financial expenses on pension benefits	(4,221)	(8,861)	(5,317)
Financial discounts on assets, debts and others	(25,911)	(36,340)	(20,847)
RECPAM	183,617	170,007	538,038
Total other financial results, net	110,799	190,451	496,492
Total financial results, net	(638,041)	2,105,237	(1,320,579)
(*)	Includes $3,613 million and $(3,558) million corresponding to net income (losses) generated by DFI in fiscal years 2024 and 2023, respectively.
(**)	Related to Notes issued in UVA.
(***)	Includes $(32,864) million, $(71) million and $22,722 million corresponding to net income (losses) generated by DFI in fiscal years 2025, 2024 and 2023, respectively.